Transactions with related parties - Summary of Balances Outstanding at the End of Reporting Period (Details) - BRL (R$)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Non-current receivables due from related parties	R$ 613,000	R$ 2,512,000
Receivables from related parties	613,000	2,512,000
Allowance for expected credit losses on related parties	0
Loans to associate [Member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	R$ 613,000	R$ 2,512,000